Share-Based Payment Compensation Liability (Tables)	12 Months Ended
Mar. 31, 2024
Shared Based Payment Compensation Liability [Abstract]
Summary Of Continuity of Replacement LTIP Units
Continuity of Replacement LTIP units are as follows:

	March 31, 2024	March 31, 2023

Opening balance	3,059,643	3,232,628

Dividend equivalents and other adjustments	74,126	93,201

Vested and settled	(356,900)	(266,186)

Ending balance	2,776,868	3,059,643